Label	Element	Value
Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ASPIRATION FUNDS

Aspiration Redwood Fund (the “Fund”)

Supplement dated September 25, 2020

to the Prospectus dated February 1, 2020

(as supplemented May 13, 2020)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The Fund’s principal investment strategies have been expanded to allow greater investments in initial public offerings and real estate investment trusts.  In addition, Thomas Digenan no longer serves as a portfolio manager to the Fund, and Joseph Elegante and Adam Jokich are added as portfolio managers to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Aspiration Redwood Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The first paragraph of the Prospectus in the section entitled “Summary-Principal Investment Strategies” is replaced in its entirety with the following:

To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITs”), shares of investment companies, convertible securities, warrants, and rights.  The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.  Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include futures and forward currency agreements.  These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund.  Futures on currencies and forward currency agreements may also be used to hedge against a specific currency.  In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In the section of the Prospectus entitled “Summary-Principal Risks of Investing in the Fund” the following risks are added as the ninth and fourteenth risks, respectively:

IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate.  The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.

REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors Should Retain This Supplement for Future Reference